EXIT AND DISPOSAL ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EXIT AND DISPOSAL ACTIVITIES
Summary of exit and disposal activities

		Provision during the	Usage during the
	Balance as of	three months ended	three months ended	Balance as of
	December 31, 2016	March 31, 2017	March 31, 2017	March 31, 2017
	(in thousands)
Lease obligations and terminations	$18,000	$1,863	$712	$19,151
Reclassification of deferred rent	1,069			1,254
Total	$19,069			$20,405

		Provision during
		the	Payments during
	Balance as of	year ended	the year ended	Balance as of
	December 31, 2015	December 31, 2016	December 31, 2016	December 31, 2016
	(in thousands)
Lease obligations and terminations	$—	$19,423	$1,423	$18,000
Reclassification of deferred rent	—			1,069
Total	$—			$19,069